Sean Bell
Vice President and Corporate Counsel

Pruco Life Insurance Company of New Jersey
213 Washington Street
Newark, NJ 07102-2992
(973) 802-8462 fax: (973) 802-9560
sean.bell@prudential.com

June 16, 2017

Kathryn Hinke, Esq.
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Pruco Life of New Jersey Variable Appreciable Account (“Registrant”)
Pruco Life Insurance Company of New Jersey (“Depositor”)
Pre-Effective Amendment No. 1 to Initial Registration Statement filed on Form N-6
File Nos. 811-03974 and File No. 333-215543

Dear Ms. Hinke:

On January 13, 2017, Pruco Life Insurance Company of New Jersey filed an initial registration statement on Form N-6 relating to a new survivorship variable universal life insurance policy issued by Pruco Life Insurance Company of New Jersey called PruLife® SVUL Protector® (“the Contract”). Filed herewith is Pre-Effective Amendment No. 1 to that registration statement.

This amendment includes required exhibits and financial statements and reflects changes previously disclosed to Staff that the company made in response to Staff’s comments. The amendment also includes certain non-material changes, including, for example, an updated table of contents and minor clarifications to the “Persons Having Rights Under the Contract” and “Assignment” sections of the prospectus.

Pursuant to Rule 461 under the Securities Act of 1933, Pruco Life Insurance Company of New Jersey, depositor for the registrant under the above-referenced registration statement, and Pruco Securities, LLC, principal underwriter for the registered securities, respectfully requests acceleration of the above-referenced registration statement so that it becomes effective on June 20, 2017.

Please feel free to contact me if you have any questions regarding these filings. I can be reached at (973) 802-8462.

Respectfully yours,

/s/ Sean Bell	June 16, 2017

Sean Bell	Date
Vice President and Corporate Counsel
Pruco Life Insurance Company of New Jersey

via EDGAR